Annual Total Returns [BarChart] - JPMorgan Global Active Allocation Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	10.99%
Annual Return 2014	6.98%
Annual Return 2015	0.89%
Annual Return 2016	2.90%
Annual Return 2017	16.66%
Annual Return 2018	(7.19%)
Annual Return 2019	16.91%
Annual Return 2020	12.23%